Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of future lease payments under operating leases

As of December 31,
2022
$
2023	5,194,655
2024	4,572,378
2025	4,344,044
2026	4,064,720
2027	4,205,218
Then thereafter	1,027,182

Total future lease payments	23,408,197
Impact of discounting remaining lease payments	(2,930,806)

Total lease liabilities	20,477,391
Lease liabilities, current	5,037,796
Lease liabilities, non-current	15,439,595